STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2009	$ 27,398	$ 88	$ 184,523	$ 4,071	$ (161,284)
Balance, shares at Dec. 31, 2009	32,867,912	32,867,912
Employee options exercised	2,420	4	2,416
Employee options exercised, shares		1,047,633
Issuance of warrants in connection with research and development funding arrangement, net	999		999
Stock-based compensation relating to options and warrants issued to non-employees	461		461
Stock-based compensation relating to options issued to employees and directors	1,876		1,876
Other comprehensive income (loss)	2,334			2,334
Net loss	(7,203)				(7,203)
Balance at Dec. 31, 2010	28,285	92	190,275	6,405	(168,487)
Balance, shares at Dec. 31, 2010	33,915,545	33,915,545
Employee options exercised	2,041	2	2,039
Employee options exercised, shares		792,077
Stock-based compensation relating to options and warrants issued to non-employees	457		457
Stock-based compensation relating to options issued to employees and directors	2,943		2,943
Other comprehensive income (loss)	(2,141)			(2,141)
Net loss	(12,004)				(12,004)
Balance at Dec. 31, 2011	19,581	94	195,714	4,264	(180,491)
Balance, shares at Dec. 31, 2011	34,707,622	34,707,622
Employee options exercised	1,880	2	1,878
Employee options exercised, shares		696,988
Issuance of shares	6,267	3	6,264
Issuance of shares, shares	1,185,868	1,185,868
Stock-based compensation relating to options and warrants issued to non-employees	145		145
Stock-based compensation relating to options issued to employees and directors	2,324		2,324
Other comprehensive income (loss)	1,103			1,103
Net loss	(13,628)				(13,628)
Balance at Dec. 31, 2012	$ 17,672	$ 99	$ 206,325	$ 5,367	$ (194,119)
Balance, shares at Dec. 31, 2012	36,590,478	36,590,478